SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
	Unallocated Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2025:
Revenue	$-	$421,818	$81,106	$31,452	$534,376
Labor costs (1)	1,261	393,624	68,082	25,208	488,175
Depreciation and amortization	53	839	326	883	2,101
Other costs and expenses	2,536	31,303	11,146	17,596	62,581
Net income (loss)	(3,850)	(3,948)	1,552	(12,235)	(18,481)
Goodwill	-	713	-	-	713
Total assets	9,682	81,138	19,723	55,004	165,547

Year ended December 31, 2024:
Revenue	$-	$362,799	$74,526	$45,985	$483,310
Labor costs (1)	1,324	338,326	63,105	27,000	429,755
Depreciation and amortization	68	678	354	1,271	2,371
Other costs and expenses	2,472	25,612	10,513	16,488	55,085
Net income (loss)	(3,864)	(1,817)	554	1,226	(3,901)
Goodwill	-	633	-	-	633
Total assets	19,791	80,422	18,832	66,737	185,782

Year ended December 31, 2023:
Revenue	$-	$309,335	66,463	$55,744	$431,542
Labor costs (1)	1,091	284,083	56,346	29,507	371,027
Depreciation and amortization	5	904	307	1,463	2,679
Other costs and expenses	2,215	21,771	9,796	13,483	47,265
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2025	2024	2023
Germany	$158,224	$128,278	$114,176
Spain	130,258	113,177	82,217
The Netherlands	111,804	106,027	101,512
United States	93,008	97,000	99,765
Other countries	41,082	38,828	33,872
Total revenue	$534,376	$483,310	$431,542

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2025	2024
Germany	$595	$567
Spain	254	224
The Netherlands	1,810	1,101
United States	431	541
Other countries	1,537	2,233
Total property and equipment, net	$4,757	$4,666